Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year	$ (3,568)	$ (6,475)	$ (9,825)
Adjustments for:
Depreciation	4,601	4,854	5,014
Depreciation of deferred dry docking costs	1,166	862	1,005
Payment of deferred dry docking costs	(1,204)	(412)	(478)
Gain from sale of subsidiary	0	0	(2,257)
Provision for staff retirement indemnities	5	4	5
Loss on derivative financial instruments	131	0	0
Interest expense and finance costs	2,056	2,221	2,676
Interest income	0	(3)	(5)
Foreign exchange gains, net	(81)	181	(58)
Share based payment	50	30	50
Trade accounts receivable	(400)	66	(270)
Inventories	11	(145)	(161)
Prepayments and other assets	255	591	(232)
Trade accounts payable	1,303	(499)	746
Accrued liabilities and other payables	(258)	(726)	141
Deferred revenue	(216)	82	49
Net cash generated from/(used in) operating activities	3,851	631	(3,600)
Cash flows from investing activities:
Net proceeds from sale of vessel/subsidiary	0	0	374
Purchase of vessel equipment	(26)	(245)	0
Purchases of office furniture and equipment	(100)	(21)	(19)
Interest received	0	3	7
Net cash (used in)/generated from investing activities	(126)	(263)	362
Cash flows from financing activities:
Proceeds from loans	15,700	280	5,950
Repayment of long-term debt	(19,497)	(4,399)	(3,100)
Proceeds from issuance of share capital	600	9,653	0
Pledged bank deposits	(1,140)	0	290
Dividends paid	0	0	(14)
Payment of financing costs	(203)	0	0
Interest paid	(1,895)	(3,309)	(1,730)
Net cash generated (used in)/from financing activities	(6,435)	2,225	1,396
Net (decrease)/increase in cash and cash equivalents	(2,710)	2,593	(1,842)
Cash and cash equivalents at the beginning of the year	2,756	163	2,005
Cash and cash equivalents at the end of the year	$ 46	$ 2,756	$ 163